Thrivent All Cap Portfolio Investment Objectives and Goals - Thrivent All Cap Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent All Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Thrivent All Cap Portfolio (the "Portfolio") is to seek long-term growth of capital.